12. FINANCIAL ASSETS AND LIABILITIES (Details 7) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowings Details 2Abstract
Borrowings, beginning	$ 63,439	$ 47,855	$ 19,821
Proceeds from borrowings	9,250	47,130	35,918
Payment of borrowings	(9,057)	(27,650)	(12,654)
Accrued interest	6,766	5,396	5,740
Payment of borrowings' interests	(5,004)	(4,072)	(3,212)
Net foreign currency exchange difference	46,895	8,546	3,723
Increase for subsiadiries acquisition	0	0	14,155
Costs capitalized in property, plant and equipment	282	546	516
Decrease through shares of subsidiaries	0	0	(2,493)
Decrease through offsetting with other credits	0	0	(4,125)
Decrease through offsetting with trade receivables	0	(6)	(512)
Gain on net monetary position	(29,974)	(14,301)	(7,250)
Repurchase and redemption of corporate bonds	(448)	(47)	(1,888)
Other financial results	(59)	42	116
Borrowings, ending	$ 82,090	$ 63,439	$ 47,855